PRINCIPAL

-------------
   AMOUNT                                                           VALUE
  OR SHARES

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2000

  PRINCIPAL
 -------------                                                       VALUE
   AMOUNT

CORPORATE BONDS--91.3%

              AEROSPACE & DEFENSE--0.4%

   $1,850,000 Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009       $1,637,250
      500,000 Condor Systems, Inc., Sr. Sub. Note, (Series B),        332,500
              11.875%, 5/1/2009
                  Total                                             1,969,750
              AUTOMOTIVE--3.0%

    2,175,000 Accuride Corp., Sr. Sub. Note, (Series B),            1,359,375
              9.25%, 2/1/2008
    1,701,000 Aftermarket Technology Co., Sr. Sub. Note,            1,624,455
              12.00%, 8/1/2004
      380,000 Aftermarket Technology Co., Sr. Sub. Note,
              (Series D), 12.00%, 8/1/2004                            362,900
    4,000,000 American Axle & Manufacturing, Inc., Company
              Guarantee, 9.75%, 3/1/2009                            3,400,000
    2,200,000 J.L. French Automotive Castings, Inc., Sr. Sub.
              Note, (Series B), 11.50%, 6/1/2009                    1,221,000
    5,575,000 Lear Corp., Sr. Note, 8.11%, 5/15/2009                5,083,564
      600,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                 582,000
    2,500,000 Motor Coach Industries International, Inc.,
              Company Guarantee, 11.25%, 5/1/2009                     762,500
    1,975,000 Oxford Automotive, Inc., Company Guarantee,
              10.125%, 6/15/2007                                    1,352,875
                  Total                                            15,748,669
              BANKING--1.6%

    8,925,000 GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005           8,436,356
              BROADCAST RADIO & TV--3.2%

    2,525,000 ACME Television, LLC, Sr. Disc. Note, 0/10.875%,      2,196,750
              9/30/2004

      239,300 AMFM, Inc., Deb., 12.625%, 10/31/2006                   278,784
    3,150,000 (1) Big City Radio, Inc., Company Guarantee,
              0/11.25%, 3/15/2005                                   1,118,250
    6,550,000 (1) Fox/Liberty Networks, LLC, Sr. Disc. Note,
              0/9.75%, 8/15/2007                                    5,583,875
    3,150,000 Orion Network Systems, Sr. Note, 11.25%,              1,118,250
              1/15/2007

    1,175,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        1,139,750
              10.00%, 9/30/2005
    5,250,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        4,672,500
              8.75%, 12/15/2007
    1,800,000 XM Satellite Radio, Inc., Sr. Note, 14.00%,             963,000
              3/15/2010

                  Total

              BUILDING & DEVELOPMENT--0.7%
    1,375,000 American Builders & Contractors Supply Co.,
              Inc., Sr. Sub. Note, 10.625%, 5/15/2007               1,120,625
    2,175,000 Formica Corp., Sr. Sub. Note, (Series B),               815,625
              10.875%, 3/1/2009
      925,000 Juno Lighting, Inc., Company Guarantee, 11.875%,        707,625
              7/1/2009

    1,000,000 NCI Building System, Inc., Sr. Sub. Note, Series
              B, 9.25%, 5/1/2009                                      915,000
                  Total                                             3,558,875
              BUSINESS EQUIPMENT & SERVICES--1.9%

    2,750,000 Buhrmann US, Inc., Company Guarantee, 12.25%,         2,763,750
              11/1/2009

       50,242 Electronic Retailing Systems International,
              Inc., Sr. Disc. Note, 10.00%, 8/1/2001                   19,092
       50,008 Electronic Retailing Systems International,
              Inc., Sr. Disc. Note, 8.00%, 8/1/2004                     3,500
    2,725,000 Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                 2,507,000
    4,675,000 Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                 4,301,000
    5,325,000 (2)(4) U.S. Office Products Co., Sr. Sub. Note,         399,375
              9.75%, 6/15/2008
                  Total                                             9,993,717
              CABLE TELEVISION--11.3%

        8,979 (1)(4) Australis Media Ltd., Sr. Disc. Note,                135
              0/15.75%, 5/15/2003
      525,000 (1)(4) Australis Media Ltd., Unit, 0/15.75%,              6,562
              5/15/2003

      900,000 CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007        909,837
    3,350,000 CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,            3,433,750
              2/15/2013

    2,300,000 CSC Holdings, Inc., Sr. Sub. Note, 9.25%,             2,340,250
              11/1/2005

      475,000 CSC Holdings, Inc., Sr. Sub. Note, 9.875%,              486,875
              5/15/2006

   15,200,000 (1) Charter Communications Holdings Capital
              Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011              9,006,000
    4,675,000 (1) Diamond Cable Communications PLC, Sr. Disc.
              Note, 0/10.75%, 2/15/2007                             3,155,625
    1,925,000 (1) Diamond Cable Communications PLC, Sr. Disc.
              Note, 0/11.75%, 12/15/2005                            1,703,625
    2,300,000 (2)(3) Echostar Broadband Corp., Sr. Note,            2,277,000
              10.375%, 10/1/2007
    7,075,000 Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009        6,933,500
    4,250,000 (1) International Cabletel, Inc., Sr. Defd. Cpn.
              Note, 0/11.50%, 2/1/2006                              3,718,750
    2,350,000 Lenfest Communications, Inc., Sr. Sub. Note,          2,449,193
              8.25%, 2/15/2008
    3,850,000 (1) NTL, Inc., Sr. Defd. Cpn. Note, 0/12.375%,        2,175,250
              10/1/2008

    5,000,000 (1) NTL, Inc., Sr. Defd. Cpn. Note, 0/9.75%,          2,775,000
              4/1/2008

    2,475,000 NTL, Inc., Sr. Note, 11.50%, 10/1/2008                2,215,125
    2,150,000 Pegasus Communications Corp., Sr. Note, 9.625%,       2,010,250
              10/15/2005

    2,250,000 Pegasus Communications Corp., Sr. Note, 9.75%,        2,103,750
              12/1/2006

      825,000 Pegasus Media, Note, 12.50%, 7/1/2005                   849,750
    1,600,000 (1) RCN Corp., Sr. Disc. Note, 0/11.125%,               584,000
              10/15/2007

    2,750,000 (1) RCN Corp., Sr. Disc. Note, 0/11.00%, 7/1/2008       866,250
    1,400,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,         1,554,000
              11.00%, 12/1/2015
    1,000,000 (1) TeleWest PLC, Sr. Disc. Note, 0/9.25%,              475,000
              4/15/2009

      750,000 TeleWest PLC, Sr. Note, 11.25%, 11/1/2008               667,500
    2,700,000 (1) UIH Australia/Pacific, Sr. Disc. Note,            1,768,500
              0/14.00%, 5/15/2006
    3,900,000 (1) United International Holdings, Inc., Sr.
              Secd. Disc. Note, 0/10.75%, 2/15/2008                 1,696,500
    8,900,000 (1) United Pan-Europe Communications NV, Sr.
              Disc. Note, Series B, 0/12.50%, 8/1/2009              2,803,500
    4,700,000 (1) United Pan-Europe Communications NV, Sr.
              Disc. Note, Series B, 0/13.375%, 11/1/2009            1,457,000
                  Total

              CHEMICALS & PLASTICS--4.0%

    1,600,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%,        1,592,000
              9/15/2008

    1,850,000 Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005           1,100,750
      100,000 Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007              55,500
    1,200,000 General Chemical Industrial Products, Inc., Sr.
              Sub. Note, 10.625%, 5/1/2009                            402,000
    2,000,000 (2)(3) Huntsman Corp., Sr. Sub. Note, 9.50%,          1,210,000
              7/1/2007

    2,200,000 Huntsman ICI Chemicals LLC, Sr. Sub. Note,            2,123,000
              10.125%, 7/1/2009
      575,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003          462,875
    1,108,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002           936,260
    6,775,000 Lyondell Chemical Co., Sr. Sub. Note, (Series
              B), 10.875%, 5/1/2009                                 6,436,250
    3,650,000 Polymer Group, Inc., Sr. Sub. Note, 8.75%,            2,354,250
              3/1/2008

    2,750,000 Polymer Group, Inc., Sr. Sub. Note, 9.00%,            1,828,750
              7/1/2007

    1,700,000 (1) Sterling Chemicals Holdings, Inc., Sr. Disc.
              Note, 0/13.50%, 8/15/2008                               263,500
    1,500,000 Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%,        742,500
              8/15/2006

    2,500,000 Texas Petrochemicals Corp., Sr. Sub. Note,            1,887,500
              11.125%, 7/1/2006
                  Total                                            21,395,135
              CLOTHING & TEXTILES--0.7%

    1,000,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub.
              Note, 10.00%, 1/15/2007                                 985,000
      675,000 (2)(4) Dyersburg Corp., Sr. Sub. Note, 9.75%,            27,000
              9/1/2007

    2,900,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007           2,189,500
    1,625,000 (2)(4) Glenoit Corp., Sr. Sub. Note, 11.00%,            203,125
              4/15/2007

    1,875,000 (4) Pillowtex Corp., Sr. Sub. Note, 10.00%,              65,625
              11/15/2006

    2,150,000 (4) Pillowtex Corp., Sr. Sub. Note, 9.00%,               75,250
              12/15/2007

                  Total                                             3,545,500
              CONGLOMERATES--0.4%

    3,350,000 Eagle Picher Industries, Inc., Sr. Sub. Note,         2,328,250
              9.375%, 3/1/2008
              CONSUMER PRODUCTS--4.4%

    3,350,000 Albecca, Inc., Company Guarantee, 10.75%,             2,939,625
              8/15/2008

      975,000 American Safety Razor Co., Sr. Note, 9.875%,            943,312
              8/1/2005

    1,850,000 Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,         1,489,250
              12/15/2007

    1,300,000 Boyds Collection, Ltd., Sr. Sub. Note, (Series
              B), 9.00%, 5/15/2008                              -------------
                                                                    1,244,750

    3,200,000 Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008        2,256,000
      325,000 Diamond Brands Operating Corp., Sr. Sub. Note,
              10.125%, 4/15/2008                                       66,625
      925,000 (1) Diamond Brands, Inc., Sr. Disc. Deb.,               105,219
              0/12.875%, 4/15/2009
    2,000,000 Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010        1,830,000
      950,000 NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007            793,250
    7,450,000 Revlon Consumer Products Corp., Sr. Sub. Note,
              8.625%, 2/1/2008                                      3,985,750
    1,900,000 (1) Sealy Mattress Co., Company Guarantee,
              0/10.875%, 12/15/2007                                 1,434,500
      925,000 Sealy Mattress Co., Sr. Sub. Note, 9.875%,              892,625
              12/15/2007

    1,250,000 Sleepmaster LLC, Company Guarantee, (Series B),
              11.00%, 5/15/2009                                       981,250
    1,725,000 True Temper Sports, Inc., Sr. Sub. Note, (Series
              B), 10.875%, 12/1/2008                                1,673,250
    1,875,000 United Industries Corp., Sr. Sub. Note, (Series
              B), 9.875%, 4/1/2009                                    965,625
    2,100,000 Volume Services America, Inc., Sr. Sub. Note,         1,837,500
              11.25%, 3/1/2009
                  Total

              CONTAINER & GLASS PRODUCTS--1.0%
    1,000,000 Huntsman Packaging Corp., Company Guarantee,
              13.00%, 6/1/2010                                        585,000
    4,000,000 Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008      2,140,000
    2,850,000 Russell Stanley Holdings, Inc., Sr. Sub. Note,          726,750
              10.875%, 2/15/2009
    1,950,000 Tekni-Plex, Inc., Company Guarantee, 12.75%,
              6/15/2010                                           1,569,750
      150,000 (2)(3) U.S. Can Co., Sr. Sub. Note, 12.375%,            149,250
              10/1/2010

                  Total                                             5,170,750
              ECOLOGICAL SERVICES & EQUIPMENT--3.1%

   10,500,000 Allied Waste North America, Inc., Company

              Guarantee, 7.875%, 1/1/2009                           9,870,000
    7,125,000 Allied Waste North America, Inc., Sr. Sub. Note,
              10.00%, 8/1/2009                                      6,733,125
                  Total                                            16,603,125
              ELECTRONICS--2.2%

    2,100,000 (2)(3) Exodus Communications, Inc., Sr. Note,         1,879,500
              11.625%, 7/15/2010
    1,600,000 Fairchild Semiconductor Corp., Sr. Sub. Note,
              10.375%, 10/1/2007                                    1,496,000
    1,100,000 (2)(3) Flextronics International Ltd., Sr. Sub.
              Note, 9.875%, 7/1/2010                                1,083,500
    1,300,000 SCG Holding  Corp. / Semiconductor Components
              Industries, LLC, Sr. Sub. Note, 12.00%, 8/1/2009      1,114,750
    6,875,000 Telecommunications Techniques Co., LLC, Sr. Sub.
              Note, 9.75%, 5/15/2008                                6,084,375
                  Total                                            11,658,125
              FARMING & AGRICULTURE--0.1%

    1,175,000 Royster-Clark, Inc., 1st Mtg. Note, 10.25%,             828,375
              4/1/2009

              FOOD & DRUG RETAILERS--0.1%

      825,000 Community Distributors, Inc., Sr. Note, 10.25%,         647,625
              10/15/2004

    2,125,000 (4) Jitney-Jungle Stores of America, Inc., Sr.
              Sub. Note, 10.375%, 9/15/2007                            26,562
                  Total

              FOOD PRODUCTS--1.0%

    3,400,000 Agrilink Foods, Inc., Company Guarantee,              2,261,000
              11.875%, 11/1/2008
    2,100,000 (1) Del Monte Foods Co., Sr. Disc. Note,              1,564,500
              0/12.50%, 12/15/2007
    2,550,000 Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,       1,287,750
              1/15/2008

                  Total                                             5,113,250
              FOOD SERVICES--0.9%

    1,750,000 Advantica Restaurant Group, Sr. Note, 11.25%,           831,250
              1/15/2008

    1,500,000 CKE Restaurants, Inc., Sr. Sub. Note, 9.125%,           870,000
              5/1/2009

    2,100,000 Carrols Corp., Company Guarantee, 9.50%,              1,375,500
              12/1/2008

    2,150,000 Domino's, Inc., Company Guarantee, 10.375%,           1,816,750
              1/15/2009

      100,000 (1)(4) Nebco Evans Holding Co., Sr. Disc. Note,
              0/12.375%, 7/15/2007                                          0
                  Total                                             4,893,500
              FOREST PRODUCTS--0.6%

      600,000 Container Corp. of America, Sr. Note, 11.25%,           609,000
              5/1/2004

    1,175,000 Stone Container Corp., Sr. Note, 11.50%,              1,219,062
              10/1/2004

    1,100,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016     1,127,500
      101,000 Stone Container Corp., Unit, 12.25%, 4/1/2002           102,515
                  Total

              HEALTH CARE--6.7%

    3,000,000 CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008         2,415,000
    1,650,000 Columbia/HCA Healthcare Corp., Sr. Note, 6.91%,       1,611,968
              6/15/2005

    1,400,000 Everest Healthcare Services Corp., Sr. Sub.
              Note, 9.75%, 5/1/2008                                 1,421,000
      650,000 (4) Genesis Health Ventures, Inc., Sr. Sub.              61,750
              Note, 9.25%, 10/1/2006
    1,850,000 (4) Genesis Health Ventures, Inc., Sr. Sub.             173,438
              Note, 9.875%, 1/15/2009
    4,000,000 HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010     4,230,000
    1,400,000 Hanger Orthopedic Group, Inc., Sr. Sub. Note,
              11.25%, 6/15/2009                                       427,000
    1,975,000 Hudson Respiratory Care, Inc., Sr. Sub. Note,         1,194,875
              9.125%, 4/15/2008
    4,450,000 Kinetic Concepts, Inc., Company Guarantee,            3,671,250
              9.625%, 11/1/2007
      500,000 Tenet Healthcare Corp., Sr. Note, 7.625%,               495,000
              6/1/2008

    1,800,000 Tenet Healthcare Corp., Sr. Note, 8.00%,              1,831,500
              1/15/2005

    6,250,000 Tenet Healthcare Corp., Sr. Note, (Series B),         6,656,250
              9.25%, 9/1/2010
    8,850,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.125%,        8,982,750
              12/1/2008

    2,400,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%,        2,478,000
              1/15/2007

                  Total                                            35,649,781
              HOTELS, MOTELS, INNS & CASINOS--2.7%

      975,000 Courtyard by Marriott II LP, Sr. Note, 10.75%,          984,750
              2/1/2008

    4,400,000 Florida Panthers Holdings, Inc., Company

              Guarantee, 9.875%, 4/15/2009                          4,070,000
    6,600,000 HMH Properties, Inc., Sr. Note, (Series B),           6,303,000
              7.875%, 8/1/2008
    3,175,000 HMH Properties, Inc., Sr. Note, (Series C),           3,111,500
              8.45%, 12/1/2008
                  Total                                            14,469,250
              INDUSTRIAL PRODUCTS & EQUIPMENT--3.6%

    1,305,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007      1,331,100
    1,500,000 Blount, Inc., Company Guarantee, 13.00%, 8/1/2009     1,170,000
    1,600,000 Cabot Safety Acquisition Corp., Sr. Sub. Note,
              12.50%, 7/15/2005                                     1,594,000
    1,650,000 Continental Global Group, Inc., Sr. Note,               552,750
              11.00%, 4/1/2007
    2,775,000 Euramax International PLC, Sr. Sub. Note,             1,789,875
              11.25%, 10/1/2006
    1,375,000 Hexcel Corporation, Sr. Sub. Note, (Series B),        1,216,875
              9.75%, 1/15/2009
    1,100,000 ISG Resources, Inc., Sr. Sub. Note, 10.00%,             335,500
              4/15/2008

      750,000 International Utility Structures, Inc., Sr. Sub.
              Note, 10.75%, 2/1/2008                                  453,750
    3,000,000 MMI Products, Inc., Sr. Sub. Note, 11.25%,            2,940,000
              4/15/2007

      650,000 Neenah Corp., Company Guarantee, 11.125%,               481,000
              5/1/2007

    1,975,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007        1,461,500
    2,250,000 Unifrax Investment Corp., Sr. Note, 10.50%,           1,946,250
              11/1/2003

    4,750,000 WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,      4,203,750
              6/1/2008

                  Total                                            19,476,350
              LEISURE & ENTERTAINMENT--1.9%
    3,392,000 (1)(2)(4) AMF Group, Inc., Sr. Sub. Disc. Note,
              0/12.25%, 3/15/2006                               -------------
                                                                      491,840

    8,975,000 (1) Premier Parks, Inc., Sr. Disc. Note,              6,237,625
              0/10.00%, 4/1/2008
      575,000 Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006          550,563
    2,600,000 Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007       2,522,000
    5,450,000 (4) Regal Cinemas, Inc., Sr. Sub. Note, 9.50%,          408,750
              6/1/2008

                  Total                                            10,210,778
              MACHINERY & EQUIPMENT--2.0%
    1,775,000 (2)(4) Clark Material Handling Corp., Sr. Note,
              10.75%, 11/15/2006                                -------------
                                                                       44,375

    1,825,000 Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,        1,450,875
              4/1/2008

    2,075,000 Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009     1,545,875
    2,200,000 NationsRent, Inc., Company Guarantee, 10.375%,          847,000
              12/15/2008

    1,000,000 Simonds Industries, Inc., Sr. Sub. Note, 10.25%,        685,000
              7/1/2008

    3,600,000 United Rentals, Inc., Company Guarantee, 9.25%,       2,754,000
              1/15/2009

    3,525,000 United Rentals, Inc., Company Guarantee, (Series
              B), 9.00%, 4/1/2009                                   2,661,375
    1,525,000 WEC Co., Sr. Note, 12.00%, 7/15/2009                    449,875
                  Total                                            10,438,375
              METALS & MINING--0.2%

    3,250,000 (2)(4) AEI Holding Co., Inc., Sr. Note, 10.50%,         243,750
              12/15/2005

    3,300,000 (2)(4) AEI Resources, Inc., Sr. Sub. Note,               82,500
              11.50%, 12/15/2006
      650,000 Murrin Murrin Holdings Property Ltd., Sr. Secd.
              Note, 9.375%, 8/31/2007                                 503,750
                  Total                                               830,000
              OIL & GAS--3.1%

      675,000 Comstock Resources, Inc., Sr. Note, 11.25%,             707,063
              5/1/2007

    4,000,000 Continental Resources, Inc., Sr. Sub. Note,           3,500,000
              10.25%, 8/1/2008
      475,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007         463,125
    1,500,000 Pogo Producing Co., Sr. Sub. Note, (Series B),
              10.375%, 2/15/2009                                -------------
                                                                    1,567,500

    1,500,000 Pride Petroleum Services, Inc., Sr. Note,             1,552,500
              9.375%, 5/1/2007
    4,450,000 R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006         5,362,250
    1,050,000 RBF Finance Co., Company Guarantee, 11.375%,          1,218,000
              3/15/2009

    2,000,000 Triton Energy Ltd., Sr. Note, 8.875%, 10/1/2007       2,030,000
                  Total                                            16,400,438
              PRINTING & PUBLISHING--0.8%

    1,875,000 Garden State Newspapers, Inc., Sr. Sub. Note,         1,687,500
              8.75%, 10/1/2009
      900,000 Hollinger International Publishing, Inc., Sr.
              Sub. Note, 9.25%, 3/15/2007                             900,000
      900,000 K-III Communications Corp., Company Guarantee,
              (Series B), 8.50%, 2/1/2006                             877,500
    1,350,000 (2)(3) Ziff Davis Media, Inc., Sr. Sub. Note,         1,059,750
              12.00%, 7/15/2010
                  Total                                             4,524,750
              REAL ESTATE--0.2%

    1,156,000 Trizec Finance Ltd., Sr. Note, 10.875%,               1,156,000
              10/15/2005

              SERVICES--3.0%

    7,700,000 (1) Crown Castle International Corp., Sr. Disc.
              Note, 0/10.375%, 5/15/2011                            5,178,250
    2,950,000 (1) Crown Castle International Corp., Sr. Disc.
              Note, 0/11.25%, 8/1/2011                              1,998,625
      825,000 Crown Castle International Corp., Sr. Note,             860,063
              10.75%, 8/1/2011
      700,000 Metricom, Inc., Company Guarantee, 13.00%,              318,500
              2/15/2010

    2,150,000 Orius Capital Corp., Company Guarantee, (Series
              B), 12.75%, 2/1/2010                                  1,816,750
    2,750,000 SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006          2,351,250
    2,500,000 (1) SpectraSite Holdings, Inc., Sr. Disc. Note,
              0/12.875%, 3/15/2010                                  1,262,500
    2,250,000 URS Corp., Sr. Sub. Note, (Series B), 12.25%,         2,261,250
              5/1/2009

                  Total                                            16,047,188
              STEEL--0.5%

    2,400,000 Metals USA, Inc., Company Guarantee, 8.625%,          1,380,000
              2/15/2008

    2,000,000 Republic Technologies International, Inc.,
              Company Guarantee, 13.75%, 7/15/2009                    210,000
    1,350,000 Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006       1,046,250
                  Total                                             2,636,250
              SURFACE TRANSPORTATION--1.4%

    1,850,000 Allied Holdings, Inc., Sr. Note, 8.625%,              1,415,250
              10/1/2007

    1,025,000 (2)(4) AmeriTruck Distribution Corp., Sr. Sub.
              Note, 12.25%, 11/15/2005                                  2,563
    1,050,000 (2)(4) Holt Group, Inc., Company Guarantee,              47,250
              9.75%, 1/15/2006
    1,400,000 Railworks Corp., Company Guarantee, 11.50%,             497,000
              4/15/2009

    4,375,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                3,959,375
    2,275,000 Stena AB, Sr. Note, 8.75%, 6/15/2007                  1,831,375
                  Total                                             7,752,813
              TELECOMMUNICATIONS & CELLULAR--22.8%

    3,650,000 (1) AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%,       2,117,000
              10/1/2009

    4,850,000 (1) Alamosa PCS Holdings, Inc., Sr. Disc. Note,
              0/12.875%, 2/15/2010                                  2,352,250
    2,250,000 (2)(3) Asia Global Crossing, Sr. Note, 13.375%,       1,946,250
              10/15/2010

    4,000,000 (1) Call-Net Enterprises, Inc., Sr. Disc. Note,
              0/10.80%, 5/15/2009                                   1,100,000
    6,250,000 (1) Call-Net Enterprises, Inc., Sr. Disc. Note,       1,906,250
              0/8.94%, 8/15/2008
    3,025,000 (1) Call-Net Enterprises, Inc., Sr. Disc. Note,         839,438
              0/9.27%, 8/15/2007
    3,500,000 (1) Dolphin Telecom PLC, Sr. Disc. Note,                402,500
              0/14.00%, 5/15/2009
   10,175,000 Global Crossing Holdings Ltd., Company

              Guarantee, 9.50%, 11/15/2009                          9,717,125
    2,800,000 Hermes Europe Railtel  B.V., Sr. Note, 10.375%,       1,134,000
              1/15/2009

    3,675,000 Hermes Europe Railtel  B.V., Sr. Note, 11.50%,        1,488,375
              8/15/2007

    1,400,000 (1) Intermedia Communications, Inc., Sr. Disc.
              Note, 0/11.25%, 7/15/2007                               847,000
    3,575,000 (1) Intermedia Communications, Inc., Sr. Disc.
              Note, 0/12.50%, 5/15/2006                             2,520,375
    3,400,000 (1) Intermedia Communications, Inc., Sr. Disc.
              Note, Series B, 0/12.25%, 3/1/2009                    1,717,000
    3,100,000 Intermedia Communications, Inc., Sr. Note,            2,185,500
              8.60%, 6/1/2008
      575,000 Intermedia Communications, Inc., Sr. Note,              405,375
              8.875%, 11/1/2007
   10,500,000 (1) Level 3 Communications, Inc., Sr. Disc.
              Note, 0/10.50%, 12/1/2008                             5,460,000
   11,150,000 Level 3 Communications, Inc., Sr. Note, 9.125%,       9,087,250
              5/1/2008

    4,100,000 (1) McLeodUSA, Inc., Sr. Disc. Note, 0/10.50%,        3,444,000
              3/1/2007

    1,900,000 McLeodUSA, Inc., Sr. Note, 8.125%, 2/15/2009          1,643,500
      350,000 McLeodUSA, Inc., Sr. Note, 8.375%, 3/15/2008            308,000
    1,050,000 McLeodUSA, Inc., Sr. Note, 9.25%, 7/15/2007             966,000
    2,300,000 McLeodUSA, Inc., Sr. Note, 9.50%, 11/1/2008           2,081,500
    2,925,000 Metromedia Fiber Network, Inc., Sr. Note,             2,500,875
              10.00%, 12/15/2009
    5,675,000 (1) Millicom International Cellular S. A., Sr.
              Disc. Note, 0/13.50%, 6/1/2006                        4,454,875
    2,500,000 (1) NEXTEL Communications, Inc., Sr. Disc. Note,
              0/10.65%, 9/15/2007                                   1,975,000
    7,775,000 (1) NEXTEL Communications, Inc., Sr. Disc. Note,
              0/9.95%, 2/15/2008                                    5,656,313
    8,950,000 NEXTEL Communications, Inc., Sr. Note, 9.375%,        8,435,375
              11/15/2009

   14,300,000 (1) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/12.25%, 6/1/2009                              7,221,500
    4,100,000 (1) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/9.45%, 4/15/2008                              2,142,250
    1,450,000 NEXTLINK Communications, Inc., Sr. Note, 10.75%,      1,203,500
              6/1/2009

    2,200,000 NEXTLINK Communications, Inc., Sr. Note, 9.00%,       1,699,500
              3/15/2008

    1,400,000 (1) Nextel International, Inc., Sr. Disc. Note,
              0/12.125%, 4/15/2008                                    763,000
    1,121,000 (1) Nextel Partners, Inc., Sr. Disc. Note,              756,675
              0/14.00%, 2/1/2009
    3,000,000 PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005               855,000
    3,000,000 PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009                855,000
    1,125,000 PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008               343,125
      175,000 (1) Qwest Communications International, Inc.,
              Sr. Disc. Note, 0/8.29%, 2/1/2008                       149,441
    3,300,000 (1) Qwest Communications International, Inc.,
              Sr. Disc. Note, 0/9.47%, 10/15/2007                   3,004,353
    1,750,000 Rhythms NetConnections, Inc., Sr. Note, 14.00%,         463,750
              2/15/2010

    5,125,000 Rogers Cantel Mobile, Inc., Sr. Sub. Note,            5,150,625
              8.80%, 10/1/2007
      575,000 (1) Telesystem International Wireless, Inc., Sr.
              Disc. Note, 0/10.50%, 11/1/2007                         238,625
    5,525,000 (1) Telesystem International Wireless, Inc., Sr.
              Disc. Note, 0/13.25%, 6/30/2007                       2,569,125
    3,700,000 (1) Teligent AB, Sr. Disc. Note, 0/11.50%,              240,500
              3/1/2008

    2,350,000 Teligent AB, Sr. Note, 11.50%, 12/1/2007                317,250
    4,350,000 (1) Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,       3,458,250
              5/1/2008

      700,000 USA Mobile Communications, Inc., Sr. Note,              353,500
              9.50%, 2/1/2004
      750,000 Viatel, Inc., Sr. Note, 11.50%, 3/15/2009               236,250
    4,100,000 (1) Viatel, Inc., Sr. Disc. Note, 0/12.50%,             840,500
              4/15/2008

    1,825,000 Viatel, Inc., Sr. Note, 11.25%, 4/15/2008               574,875
    8,000,000 (1) VoiceStream Wireless Corp., Sr. Disc. Note,
              0/11.875%, 11/15/2009                                 5,880,000
    1,375,000 VoiceStream Wireless Corp., Sr. Note, 10.375%,        1,485,000
              11/15/2009

      700,000 Williams Communications Group, Inc., Sr. Note,
              10.875%, 10/1/2009                                      521,500
    6,317,000 (1) WinStar Communications, Inc., Sr. Sub. Defd.
              Cpn. Note, 0/14.75%, 4/15/2010                        1,989,855
    1,909,000 WinStar Communications, Inc., Sr. Note, 12.75%,
              4/15/2010                                             1,345,845
                  Total                                           121,349,920
              UTILITIES--1.8%

      450,000 (2)(3) AES Drax Energy Ltd., Sr. Secd. Note,            474,624
              11.50%, 8/30/2010
    1,000,000 CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009            919,860
    4,500,000 Caithness Coso Funding Corp., Sr. Secd. Note,
              (Series B), 9.05%, 12/15/2009                         4,500,000
    1,700,000 El Paso Electric Co., 1st Mtg. Note, 9.40%,           1,846,931
              5/1/2011

    2,200,000 (1) Niagara Mohawk Power Corp., Sr. Disc. Note,
              (Series H), 0/8.50%, 7/1/2010                         1,904,056
                  Total                                             9,645,471
                  TOTAL CORPORATE BONDS (IDENTIFIED COST          486,495,172
              $639,327,696)

COMMON STOCK--0.0%

              CABLE TELEVISION--0.0%

           27 (2)(3)(4) CS Wireless Systems, Inc.                           4
              METALS & MINING--0.0%

       57,533 (2)(4) Royal Oak Mines, Inc.                                115
              PRINTING & PUBLISHING--0.0%

          500 (2)(3)(4) Medianews Group, Inc.                          57,500
                  TOTAL COMMON STOCK (IDENTIFIED COST $16,023)         57,619

PREFERRED STOCK--2.6%

              BANKING--0.1%

       27,000 California Federal Preferred Capital Corp., REIT
              Perpetual Pfd. Stock, Series A, $2.28                   626,062
              BROADCAST RADIO & TV--0.4%

        1,250 Benedek Communications Corp., Sr. Exchangeable          568,750
              PIK

       17,550 Sinclair Broadcast Group, Inc., Cumulative Pfd.,      1,553,175
              $11.63

                  Total                                             2,121,925
              BUSINESS EQUIPMENT & SERVICES--0.0%

          392 Electronic Retailing Systems International,                   4
              Inc., Conv. Pfd.
              CABLE TELEVISION--0.3%

        1,940 Pegasus Communications Corp., Cumulative PIK
              Pfd., (Series A), 12.75%                              1,826,289
              FOOD SERVICES--0.0%

        6,362 (4) Nebco Evans Holding Co., Exchangeable Pfd.            3,976
              Stock
              HEALTH CARE--0.1%

        4,640 River Holding Corp., Sr. Exchangeable PIK               301,600
              INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%

        1,050 Fairfield Manufacturing Co., Inc., Cumulative
              Exchangeable Pfd. Stock                                 813,750
              PRINTING & PUBLISHING--1.2%

       22,750 Primedia, Inc., Cumulative Pfd., Series D, $10.00     1,945,125
       39,650 Primedia, Inc., Exchangeable Pfd. Stock, (Series      3,191,825
              H), $2.16
       17,450 Primedia, Inc., Pfd., $9.20                           1,422,175
                  Total                                             6,559,125
              TELECOMMUNICATIONS & CELLULAR--0.3%

          599 NEXTEL Communications, Inc., Cumulative PIK
              Pfd., (Series D), 13.00%                                584,025
          979 NEXTEL Communications, Inc., Exchangeable Pfd.
              Stock, (Series E)                                       846,835
                  Total                                             1,430,860
                  TOTAL PREFERRED STOCK (IDENTIFIED COST           13,683,591
              $17,229,320)

WARRANTS--0.2%

              BROADCAST RADIO & TV--0.0%

        1,800 (4) XM Satellite Radio, Inc., Warrants                   63,225
              BUSINESS EQUIPMENT & SERVICES--0.0%

          750 (2)(3)(4) Electronic Retailing Systems

              International, Inc., Warrants                     -------------
                                                                             750

              CABLE TELEVISION--0.0%

          600 (2)(3)(4) Australis Holdings Property Ltd.,                   0
              Warrants
        2,400 (4) UIH Australia/Pacific, Warrants                       7,800
                  Total                                                 7,800
              CHEMICALS & PLASTICS--0.0%

          875 (4) Sterling Chemicals Holdings, Inc., Warrants           1,476
              CONSUMER PRODUCTS--0.0%

        2,000 (4) Jostens, Inc., Warrants                              40,500
              CONTAINER & GLASS PRODUCTS--0.0%

        1,000 (2)(3)(4) Pliant Corp., Warrants                         10,125
              OIL & GAS--0.2%

        1,400 (2)(3)(4) R&B Falcon Corp., Warrants                    655,375
              SERVICES--0.0%

  SHARES OR
  PRINCIPAL

-------------                                                       VALUE
   AMOUNT

        1,500 (4) Metricom, Inc., Warrants                              1,875
              STEEL--0.0%

          250 (2)(4) Bar Technologies, Inc., Warrants                       2
        2,000 (4) Republic Technologies International, Inc.,               20
              Warrants

                  Total                                                    22
              TELECOMMUNICATIONS & CELLULAR--0.0%

        1,025 (2)(3)(4) MetroNet Communications Corp., Warrants        71,750
                  TOTAL WARRANTS (IDENTIFIED COST $1,074,256)         852,898

REPURCHASE AGREEMENT (5)--3.6%

  $19,385,000 Bank of America, 6.55%, dated 12/29/2000, due
              1/2/2001                                             19,385,000
              (AT AMORTIZED COST)

                  TOTAL INVESTMENTS (IDENTIFIED COST             $520,474,280
              $677,032,295)(6)

   (1) Denotes a Zero Coupon bond with effective rate at time of purchase.
   (2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At December 31, 2000, these securities amounted to $12,417,273 which represents 2.3% of total net assets. Included in these amounts, securities which have been deemed liquid amounted to $10,875,378 which represents 2.0% of net assets.

   (3) Denotes a restricted security that has been deemed liquid by criteria approved by the fund's board of directors.

   (4) Non-income producing security.
   (5) The repurchase agreements is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement are through participation in a joint accounts with other Federated Funds.

   (6) The cost of investments for federal tax purposes amounts to $677,036,192. The net unrealized depreciation of investments on a federal tax basis amounts to $156,561,912 which is comprised of $4,470,151 appreciation and $161,032,063 depreciation at December 31, 2000.

===============================================================================
Note: The categories of investments are shown as a percentage of net assets ($532,820,158) at December 31, 2000.

The following acronyms are used throughout this portfolio:

GTD         --Guaranteed
PIK         --Payment in Kind

REIT        --Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements



HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

-------------------------------------------------------------------------------

ASSETS:

Total investments in securities, at value (identified       520,474,280
cost $677,032,295)
Cash                                                        1,382
Income receivable                                           12,254,431
Receivable for shares sold                                  131,500
   Total assets                                             532,861,593
LIABILITIES:

Payable for investments purchased                         $ 19,731
Accrued expenses                                            21,704
   Total Liabilities                                        41,435
Net Assets for 74,621,849 shares outstanding                532,820,158
NET ASSETS CONSIST OF:

Paid in capital                                             710,457,351
Net unrealized depreciation of investments                  (156,558,)15
Accumulated net realized loss on investments                (20,787,0)3
Distributions in excess of net investment income            (292,135 )
   Total Net Assets                                         532,820,158
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$532,820,158 / 74,621,849 shares outstanding                $7.14

See Notes which are an integral part of the Financial Statements
==============================================================================





HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------

Investment Income:
Dividends                                                      2,053,852
Interest                                                       67,485,492
   Total income                                                69,539,344
EXPENSES:
Administrative personnel and services fee                      $458,462
Custodian fees                                                   57,654
Transfer and dividend disbursing agent fees and                  16,655
expenses
Directors'/Trustees' fees                                        16,318
Auditing fees                                                    14,348
Legal fees                                                        7,928
Portfolio accounting fees                                       112,024
Printing and postage                                                338
Insurance premiums                                                1,278
Miscellaneous                                                     9,724
   Total expenses                                               694,729
WAIVER:
      Waiver of administrative personnel and          $(458,4)2
services fee
           Net expenses                                    236,267
                 Net investment income                     69,303,077
REALIZED AND UNREALIZED GAIN (LOSS) ON
Investments:

Net realized loss on investments                           (18,237,3)8
Net change in unrealized depreciation of                   (100,796,)13
investments

   Net realized and unrealized loss on investments         (119,033,)91
     Change in net assets resulting from operations        (49,730,7)4
See Notes which are an integral part of the Financial Statements
===============================================================================






HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------

                                                Year Ended       Year Ended
                                                 December       December 31,
                                                 31, 2000           1999
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                            69,303,077        66,559,238
Net realized loss on investments                (18,237,378 )      (2,548,935 )
Net change in unrealized depreciation          (100,796,413 )     (41,732,682 )
   Change in net assets resulting from          (49,730,714 )      22,277,621
operations

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income        (69,910,231 )     (66,396,829 )
Distributions from net realized gains                   ---        (1,290,889 )
   Change in net assets resulting from
distributions to                                (69,910,231 )     (67,687,718 )
   shareholders

SHARE TRANSACTIONS:

Proceeds from sale of shares                     76,533,597       213,964,955
Net asset value of shares issued to
shareholders in payment of distributions         69,894,492        67,702,178
declared

Cost of shares redeemed                        (193,055,136 )     (98,974,796 )
   Change in net assets resulting from          (46,627,047 )     182,692,337
share transactions
     Change in net assets                      (166,267,992 )     137,282,240
NET ASSETS:

Beginning of period                             699,088,150       561,805,910
End of period (including undistributed net
investment income of $315,019 for the year      532,820,158       699,088,150
ended December 31, 1999)

See Notes which are an integral part of the Financial Statements
==============================================================================






HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                        YEAR           PERIOD
                                       ENDED            ENDED

                                    DECEMBER 31,      DECEMBER

                                                         31,

                                ---------------------
                                ---------------------
                                   2000       1999    1998 (1)
NET ASSET VALUE, BEGINNING OF    $8.72      $9.30     $10.00
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

Net investment income             0.91       0.91       0.84
Net realized and unrealized      (1.57 )    (0.56 )    (0.65 )
loss on investments
Total from investment            (0.66 )     0.35       0.19
operations

LESS DISTRIBUTIONS

Distributions from net           (0.92 )    (0.91 )    (0.84 )
investment income
Distributions from net

realized gain on investments    ------      ----- )   ------ )
                                    --      (0.02      (0.05
Total distributions              (0.92 )    (0.93 )    (0.89 )
NET ASSET VALUE, END OF PERIOD   $7.14      $8.72      $9.30
TOTAL RETURN (2)                 (8.04 %)    3.83 %     1.96 %

RATIOS TO AVERAGE NET ASSETS

Expenses                          0.04 %     0.03 %     0.04 %(4)
Net investment income            11.38 %    10.07 %     9.60 %(4)
Expense waiver/reimbursement      0.08 %     0.08 %     0.08 %(4)
(3)

SUPPLEMENTAL DATA

Net assets, end of period       $532,820    $699,088  $561,806
(000 omitted)
Portfolio turnover                  16 %       49 %       55 %

-------------------------------------------------------------------------------
(1)Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.

(2)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4)   Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements







HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

-------------------------------------------------------------------------------

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only those for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATION - Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS - It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

   The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.

   FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $15,577,544 which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

            ----------------------------------------------
            Expiration Year            Expiration Amount

            ----------------------------------------------
            ----------------------------------------------
            2007                               $1,148,442
            ----------------------------------------------
            ----------------------------------------------
            2008                              $14,429,102
            ----------------------------------------------

-------------------------------------------------------------------------------

   Additionally, the Fund's net capital losses of $5,206,709 attributable to security transaction s incurred after October 31, 2000, were treated as arising on January 1, 2001, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   RESTRICTED SECURITIES - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at December 31, 2000 is as follows:

SECURITY                     ACQUISITION DATE       ACQUISITION COST
--------                     ----------------       ----------------
AEI HOLDING CO., INC.     12/14/1998 - 3/10/1999              $3,203,141
AEI RESOURCES, INC.                    12/7/1998              $3,300,000
AMF GROUP, INC.              3/7/1996 - 4/6/1999              $2,530,755
AMERITRUCK DISTRIBUTION             11/10/1995 -              $1,080,586
CORP.                                 10/22/1997

BAR TECHNOLOGIES, INC.     8/27/1996 - 8/28/1996                  $5,588
CLARK MATERIAL HANDLING             11/22/1996 -              $1,845,420
CORP.                                 11/12/1997

DYERSBURG CORP.             9/3/1997 - 9/15/1997                $711,591
GLENOIT CORP.              3/26/1997 - 5/20/1998              $1,685,113
HOLT GROUP, INC.          11/14/1998 - 3/13/1998              $1,076,128
ROYAL OAK MINES                        2/24/1999                  $6,392
U.S. OFFICE PRODUCTS CO.   6/5/1998 - 10/27/1999              $4,624,629

   USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER - Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                            YEAR ENDED DECEMBER 31,

                                         -----------------------------------
                                         -----------------------------------
                                               2000              1999
                                               ----              ----
Shares sold                                 9,883,085       23,276,427
Shares issued to shareholders in            8,845,388        7,494,091
payment of distributions declared
Shares redeemed                          (24,290,098)      (10,972,164)
                                         ------------      ------------
     Net change resulting from share      (5,561,625)       19,798,354
                                          ===========       ==========
transactions

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISER FEE - Federated Investment Management Company, is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   ADMINISTRATIVE FEE - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.15% to 0.075% of average aggregate daily net assets of all funds advise by affiliates of Federated Investors. Fserv may voluntarily choose to waive any portion of its fee. Fserv may terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions) for the year ended December 31, 2000, were as follows:

         PURCHASES                                           $96,211,060

      -------------------------------------------------
         SALES                                               $171,343,577

      -------------------------------------------------










                   Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of High Yield Bond Portfolio:


     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the High Yield Bond Portfolio, ("the Fund"), as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the High Yield Bond Portfolio at December 31, 2000, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

                                                Ernst & Young LLP

Boston, Massachusetts
February 20, 2001

FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2000

-----------------------------------------------------------------------------
  PRINCIPAL
-------------                                                       VALUE
   AMOUNT

MORTGAGE BACKED SECURITIES--99.3%

              FEDERAL HOME LOAN MORTGAGE CORPORATION--21.7%
   $9,338,719 6.000%, 5/1/2014 - 7/1/2029                          $9,096,814
   26,858,271 6.500%, 7/1/2014 - 7/1/2030                          26,502,404
   12,801,089 7.000%, 12/1/2011 - 11/1/2030                        12,841,775
   23,209,858 (1) 7.500%, 12/1/2022 - 8/1/2029                     23,540,817
    8,062,205 8.000%, 5/1/2006 - 9/1/2030                           8,255,126
      205,244 8.500%, 9/1/2025 - 1/1/2026                             212,030
      242,212 9.000%, 5/1/2017                                        248,873
       36,314 9.500%, 4/1/2021                                         37,914
                  Total                                            80,735,753
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--55.3%
   46,700,665 6.000%, 7/1/2006 - 6/1/2029                          45,638,034
   62,954,634 6.500%, 5/1/2006 - 8/1/2029                          62,358,179
   60,329,910 7.000%, 7/1/2010 - 11/1/2030                         60,514,198
   29,588,822 (1) 7.500%, 6/1/2011 - 10/1/2029                     30,041,548
    6,167,769 (1) 8.000%, 7/1/2023 - 2/1/2029                       6,315,286
      228,647 8.500%, 3/1/2030                                        235,006
      326,272 9.000%, 11/1/2021 - 6/1/2025                            336,059
                  Total

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--22.3%
    6,093,961 6.000%, 10/15/2028 - 6/15/2029                        5,914,903
   14,819,105 6.500%, 10/15/2028 - 3/15/2029                       14,668,819
   19,557,819 7.000%, 11/15/2027 - 9/15/2030                       19,647,768
   18,252,576 7.500%, 6/20/2007 - 10/15/2030                       18,555,137
   14,567,328 8.000%, 2/15/2010 - 11/15/2030                       14,935,788
    7,025,472 8.500%, 11/15/2021 - 11/15/2030                       7,238,165
      200,309 9.000%, 10/15/2016 - 6/15/2025                          208,690
      196,071 9.500%, 1/15/2019 - 12/15/2025                          205,314
    1,521,143 12.000%, 4/15/2015 - 6/15/2015                        1,667,169
                  Total                                            83,041,753
                  TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED
              COST  $361,203,333)                                 369,215,816

REPURCHASE AGREEMENTS (2)--11.7%

      335,000 Bank of America, 6.550%, dated 12/29/2000, due          335,000
              1/2/2001

   22,390,000 (3) Goldman Sachs Group, LP, 6.490%, dated

              12/11/2000, due 1/16/2001                            22,390,000
   20,905,000 (3) Goldman Sachs Group, LP, 6.500%, dated
              12/8/2000, due 1/16/2001                             20,905,000
                  TOTAL REPURCHASE AGREEMENTS                      43,630,000
                  TOTAL INVESTMENTS (IDENTIFIED COST             $412,845,816
              $404,833,333)(4)

   (1) All or a portion of these securities may be subject to dollar roll transactions.
   (2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

   (3) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

   (4) The cost of investments for federal tax purposes amounts to $404,870,833. The net unrealized appreciation of investments on a federal tax basis amounts to $8,012,483 which is comprised of $8,583,932 appreciation and $608,949 depreciation at December 31, 2000.

==============================================================================
Note: The categories of investments are shown as a percentage of net assets ($371,658,999) at December 31, 2000.


See Notes which are an integral part of the Financial Statements






FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

-------------------------------------------------------------------------------

ASSETS:

Investments in repurchase agreements                      $ 43,630,000
Investments in securities                                   369,215,816
Total investments in securities, at value (identified       412,845,816
cost $404,833,333)
Income receivable                                           2,020,362
Receivable for shares sold                                  48
   Total assets                                             414,866,226
LIABILITIES:

Payable for investments purchased                           2,420,553
Payable for dollar roll transactions                        40,757,627
Accrued expenses                                            29,047
   Total Liabilities                                        43,207,227
Net Assets for 37,571,653 shares outstanding                371,658,999
NET ASSETS CONSIST OF:

Paid in capital                                             370,200,876
Net unrealized appreciation of investments                  8,012,483
Accumulated net realized loss on investments                (6,556,29)
Undistributed net investment income                         1,938
   Total Net Assets                                         371,658,999
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$371,658,999 / 37,571,653 shares outstanding                $9.89

See Notes which are an integral part of the Financial Statements
==============================================================================





FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------

INVESTMENT INCOME:

Interest (net of dollar roll expense of $935,428)            22,390,012
EXPENSES:

Administrative personnel and services fee                      $236,054
Custodian fees                                                   27,358
Transfer and dividend disbursing agent fees and                  14,832
expenses
Directors'/Trustees' fees                                         7,221
Auditing fees                                                    13,212
Legal fees                                                        7,212
Portfolio accounting fees                                        77,431
Printing and postage                                                477
Insurance premiums                                                1,660
Miscellaneous                                                     1,066
   Total expenses

WAIVER:

      Waiver of administrative personnel and          $(236,0)4
services fee
           Net expenses                                      150,469
                 Net investment income                       22,239,543
REALIZED AND UNREALIZED GAIN (LOSS) ON
Investments:

Net realized loss on investments                             (2,278,81)
Net change in unrealized depreciation of                     14,436,707
investments

   Net realized and unrealized loss on investments          12,157,888
     Change in net assets resulting from operations         34,397,431
See Notes which are an integral part of the Financial Statements
===============================================================================






FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------
                                                Year Ended       Period Ended
                                                 December        December 31,
                                                 31, 2000          1999 (1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                            22,239,543          14,412,206
Net realized loss on investments                 (2,278,819 )      (4,277,479 )
Net change in unrealized                         14,436,707        (6,424,224 )
appreciation/depreciation

   Change in net assets resulting from           34,397,431           3,710,503
operations

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income        (22,280,312 )      (14,369,499 )
SHARE TRANSACTIONS:
Proceeds from sale of shares                    161,233,755         372,841,840
Net asset value of shares issued to
shareholders in payment of distributions         22,277,653          14,361,250
declared
Cost of shares redeemed                         (82,273,527 )     (118,240,095 )
   Change in net assets resulting from          101,237,881         268,962,995
share transactions
     Change in net assets                       113,355,000         258,303,999
NET ASSETS:

Beginning of period                             258,303,999                 ---
End of period (including undistributed net
investment income of $1,938 and $42,707,        371,658,999         258,303,999
respectively)

(1) Reflects operation for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

===============================================================================
See Notes which are an integral part of the Financial Statements






FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                   YEAR PERIOD

                                   ENDED ENDED

                                DECEMBER DECEMBER

                                     31, 31,

                                   2000    1999 (1)
NET ASSET VALUE, BEGINNING OF    $9.55     $10.00
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

Net investment income             0.68       0.55
Net realized and unrealized
gain (loss) on investments      ------     ------ )
                                  0.34      (0.45
Total from investment             1.02       0.10
operations

LESS DISTRIBUTIONS

Distributions from net           (0.68 )    (0.55 )
investment income
NET ASSET VALUE, END OF PERIOD   $9.89      $9.55
TOTAL RETURN (2)                 11.15 %     1.07 %

RATIOS TO AVERAGE NET ASSETS

Expenses                          0.05 %     0.05 %(4)
Net investment income             7.09 %     6.66 %(4)
Expense waiver/reimbursement      0.08 %     0.08 %(4)
(3)

SUPPLEMENTAL DATA

Net assets, end of period       $371,659   $258,304
(000 omitted)
Portfolio turnover                  81 %      153 %

-------------------------------------------------------------------------------
(1)Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

(2)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4)    Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements







FEDERATED MORTGAGE CORE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

------------------------------------------------------------------------------

6. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust consists of two diversified portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the Federated High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to provide total return by investing in U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated Funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

7. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATION

   Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS

   It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreement.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

   Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.

   FEDERAL TAXES

   It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $ 6,306,544 which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will as follows:

                 --------------------------------------------

                 EXPIRATION YEAR          EXPIRATION AMOUNT

                 --------------------------------------------
                 --------------------------------------------

                 2007                     $4,034,753
                 --------------------------------------------
                 --------------------------------------------

                 2008                     $2,271,791
                 --------------------------------------------


-------------------------------------------------------------------------------

   Additionally, the Fund's net capital losses of $181,034 attributable to security transactions incurred after October 31, 2000 were treated as arising on January 1, 2001, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   DOLLAR ROLL TRANSACTIONS

   The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER

   Investment transactions are accounted for on a trade date basis.

8. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                            YEAR ENDED         PERIOD ENDED
                                        DECEMBER 31, 2000   DECEMBER 31, 1999

                                                            (1)

Shares sold                                 16,787,336          37,597,363
Shares issued to shareholders in             2,320,094           1,475,968
payment of distributions declared
Shares redeemed                             (8,577,136)        (12,031,972)
                                            -----------        ------------
     Net change resulting from share        10,530,294          27,041,359
                                            ==========          ==========
transactions

(1) Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

9. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISER FEE

   Federated Investment Management Company is the Portfolio's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   ADMINISTRATIVE FEE - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ, provides these services at an annual rate that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advise by affiliates of Federated Investors, Inc. Fserv may voluntarily choose to waive any portion of its fee. Fserv may terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

   FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES

   FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS

   During the year ended December 31, 2000, engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $22,804,740 and $8,471,087, respectively.

   GENERAL

   Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

10.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for year ended December 31, 2000, were as follows:

         PURCHASES                                           $355,143,232

      -------------------------------------------------
      -------------------------------------------------
         SALES                                               $254,372,841

      -------------------------------------------------
      -------------------------------------------------

These purchases and sales securities all represent long-term U.S. government securities.






                Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of Federated Mortgage Core Portfolio


     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Core Portfolio (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the period from February 22, 1999 to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Core Portfolio at December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period from February 22, 1999 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
February 20, 2001